UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2007

[LOGO OF USAA]
    USAA(R)

                           USAA NASDAQ-100 INDEX Fund


                      1ST QUARTER Portfolio of Investments


                               MARCH 31, 2007

                                                                      (Form N-Q)

                                             (C)2007, USAA. All rights reserved.

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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2007 (UNAUDITED)



                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               COMMON STOCKS (99.1%)

               CONSUMER DISCRETIONARY (16.5%)
               ------------------------------
               ADVERTISING (0.3%)
        6,631  Lamar Advertising Co. "A"                                                   $          417
                                                                                          ---------------
               APPAREL RETAIL (0.3%)
       11,330  Ross Stores, Inc.                                                                      390
                                                                                          ---------------
               BROADCASTING & CABLE TV (5.0%)
      119,094  Comcast Corp. "A"*(d)                                                                3,091
       19,669  Discovery Holding Co. "A"*                                                             376
       17,557  EchoStar Communications Corp. "A"*                                                     763
       16,648  Liberty Global, Inc. "A"*                                                              548
      128,974  Sirius Satellite Radio, Inc.*                                                          413
       29,317  Virgin Media, Inc.                                                                     740
       25,947  XM Satellite Radio Holdings, Inc. "A"*                                                 335
                                                                                          ---------------
                                                                                                    6,266
                                                                                          ---------------
               CASINOS & GAMING (0.7%)
        9,168  Wynn Resorts Ltd.                                                                      870
                                                                                          ---------------
               CATALOG RETAIL (0.9%)
       49,400  Liberty Media Corp. - Interactive "A"*                                               1,177
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.7%)
       16,552  Garmin Ltd.                                                                            896
                                                                                          ---------------
               DEPARTMENT STORES (1.9%)
       13,281  Sears Holdings Corp.*                                                                2,393
                                                                                          ---------------
               EDUCATIONAL SERVICES (0.5%)
       14,444  Apollo Group, Inc. "A"*                                                                634
                                                                                          ---------------
               HOMEFURNISHING RETAIL (1.0%)
       31,316  Bed Bath & Beyond, Inc.*                                                             1,258
                                                                                          ---------------
               INTERNET RETAIL (1.9%)
       22,609  Amazon.com, Inc.*                                                                      900
       24,572  Expedia, Inc.*                                                                         569
       24,386  IAC/InterActiveCorp*                                                                   920
                                                                                          ---------------
                                                                                                    2,389
                                                                                          ---------------
               RESTAURANTS (2.2%)
       86,012  Starbucks Corp.*                                                                     2,697
                                                                                          ---------------
               SPECIALTY STORES (1.1%)
       11,106  PETsMART, Inc.                                                                         366
       39,575  Staples, Inc.                                                                        1,022
                                                                                          ---------------
                                                                                                    1,388
                                                                                          ---------------
               Total Consumer Discretionary                                                        20,775
                                                                                          ---------------


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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               CONSUMER STAPLES (1.2%)
               -----------------------
               FOOD RETAIL (0.4%)
       11,287  Whole Foods Market, Inc.                                                    $          506
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.8%)
       19,657  Costco Wholesale Corp.                                                               1,058
                                                                                          ---------------
               Total Consumer Staples                                                               1,564
                                                                                          ---------------

               ENERGY (0.2%)
               -------------
               OIL & GAS DRILLING (0.2%)
       13,016  Patterson-UTI Energy, Inc.                                                             292
                                                                                          ---------------

               HEALTH CARE (13.4%)
               -------------------
               BIOTECHNOLOGY (9.1%)
       44,757  Amgen, Inc.*(d)                                                                      2,501
       10,367  Amylin Pharmaceuticals, Inc.*                                                          387
       30,416  Biogen Idec, Inc.*                                                                   1,350
       30,858  Celgene Corp.*                                                                       1,619
       27,179  Genzyme Corp.*                                                                       1,631
       37,800  Gilead Sciences, Inc.*                                                               2,892
       21,127  MedImmune, Inc.*                                                                       769
       10,800  Vertex Pharmaceuticals, Inc.*                                                          303
                                                                                          ---------------
                                                                                                   11,452
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.3%)
       11,000  Patterson Companies, Inc.*                                                             390
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (1.2%)
       27,210  Biomet, Inc.                                                                         1,156
        2,987  Intuitive Surgical, Inc.*                                                              363
                                                                                          ---------------
                                                                                                    1,519
                                                                                          ---------------
               HEALTH CARE SERVICES (0.7%)
       10,025  Express Scripts, Inc.*                                                                 809
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.3%)
       12,026  DENTSPLY International, Inc.                                                           394
                                                                                          ---------------
               PHARMACEUTICALS (1.8%)
        8,715  Sepracor, Inc.*                                                                        407
       50,073  Teva Pharmaceutical Industries Ltd. ADR                                              1,874
                                                                                          ---------------
                                                                                                    2,281
                                                                                          ---------------
               Total Health Care                                                                   16,845
                                                                                          ---------------

               INDUSTRIALS (4.5%)
               ------------------
               AIR FREIGHT & LOGISTICS (1.1%)
       13,844  C.H. Robinson Worldwide, Inc.                                                          661
       17,479  Expeditors International of Washington, Inc.                                           722
                                                                                          ---------------
                                                                                                    1,383
                                                                                          ---------------
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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               AIRLINES (0.6%)
        9,500  Ryanair Holdings plc ADR*                                                  $           426
        8,600  UAL Corp.*                                                                             328
                                                                                          ---------------
                                                                                                      754
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.6%)
        8,993  Joy Global, Inc.                                                                       386
       22,859  PACCAR, Inc.                                                                         1,678
                                                                                          ---------------
                                                                                                    2,064
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.5%)
       15,702  Cintas Corp.                                                                           567
                                                                                          ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.4%)
       11,348  Monster Worldwide, Inc.*                                                               537
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.3%)
       11,901  Fastenal Co.                                                                           417
                                                                                          ---------------
               Total Industrials                                                                    5,722
                                                                                          ---------------

               INFORMATION TECHNOLOGY (61.1%)
               ------------------------------
               APPLICATION SOFTWARE (4.1%)
       47,201  Adobe Systems, Inc.*                                                                 1,968
       19,868  Autodesk, Inc.*                                                                        747
       29,917  BEA Systems, Inc.*                                                                     347
       24,033  Cadence Design Systems, Inc.*                                                          506
       17,685  Citrix Systems, Inc.*                                                                  566
       35,479  Intuit, Inc.*                                                                          971
                                                                                          ---------------
                                                                                                    5,105
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (11.7%)
      177,402  Cisco Systems, Inc.*(d)                                                              4,529
       30,544  Juniper Networks, Inc.*                                                                601
        9,707  LM Ericsson Telephone Co. ADR "B"                                                      360
      164,293  QUALCOMM, Inc.(d)                                                                    7,009
       15,273  Research In Motion Ltd.*                                                             2,084
       21,186  Tellabs, Inc.*                                                                         210
                                                                                          ---------------
                                                                                                   14,793
                                                                                          ---------------
               COMPUTER HARDWARE (9.2%)
       98,810  Apple, Inc.*                                                                         9,180
       68,793  Dell, Inc.*(d)                                                                       1,597
      127,768  Sun Microsystems, Inc.*                                                                768
                                                                                          ---------------
                                                                                                   11,545
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (1.9%)
       14,700  Logitech International S.A.*                                                           409
       32,039  Network Appliance, Inc.*                                                             1,170
       17,337  SanDisk Corp.*                                                                         760
                                                                                          ---------------
                                                                                                    2,339
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
        6,803  CheckFree Corp.*                                                                       252
       17,576  Fiserv, Inc.*                                                                          933

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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       29,737  Paychex, Inc.                                                              $         1,126
                                                                                          ---------------
                                                                                                    2,311
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.5%)
       53,467  Flextronics International Ltd.*                                                        585
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (1.3%)
       20,651  Activision, Inc.*                                                                      391
       25,624  Electronic Arts, Inc.*                                                               1,291
                                                                                          ---------------
                                                                                                    1,682
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (8.6%)
       12,619  Akamai Technologies, Inc.*                                                             630
       83,964  eBay, Inc.*(d)                                                                       2,783
       11,500  Google, Inc. "A"*                                                                    5,269
       18,868  VeriSign, Inc.*                                                                        474
       53,692  Yahoo!, Inc.*                                                                        1,680
                                                                                          ---------------
                                                                                                   10,836
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (1.2%)
       11,340  Cognizant Technology Solutions Corp. "A"*                                            1,001
        9,100  Infosys Technologies Ltd. ADR                                                          457
                                                                                          ---------------
                                                                                                    1,458
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (2.2%)
       59,065  Applied Materials, Inc.                                                              1,082
       19,923  KLA-Tencor Corp.                                                                     1,062
       12,073  LAM Research Corp.*                                                                    572
                                                                                          ---------------
                                                                                                    2,716
                                                                                          ---------------
               SEMICONDUCTORS (8.2%)
       41,267  Altera Corp.*                                                                          825
       35,621  Broadcom Corp. "A"*                                                                  1,142
      166,131  Intel Corp.(d)                                                                       3,178
       32,909  Linear Technology Corp.                                                              1,040
       45,960  Marvell Technology Group Ltd.*                                                         773
       36,909  Maxim Integrated Products, Inc.(d)                                                   1,085
       14,752  Microchip Technology, Inc.                                                             524
       29,006  NVIDIA Corp.*                                                                          835
       36,163  Xilinx, Inc.                                                                           930
                                                                                          ---------------
                                                                                                   10,332
                                                                                          ---------------
               SYSTEMS SOFTWARE (10.1%)
       18,322  Check Point Software Technologies Ltd.*                                                408
      277,147  Microsoft Corp.(d)                                                                   7,724
      177,694  Oracle Corp.*(d)                                                                     3,222
       79,535  Symantec Corp.*                                                                      1,376
                                                                                          ---------------
                                                                                                   12,730
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.3%)
        6,705  CDW Corp.                                                                              412
                                                                                          ---------------
               Total Information Technology                                                        76,844
                                                                                          ---------------


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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               MATERIALS (0.3%)
               ----------------
               SPECIALTY CHEMICALS (0.3%)
       10,418  Sigma-Aldrich Corp.                                                        $           433
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.9%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.6%)
      122,500  Level 3 Communications, Inc.*                                                          747
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (1.3%)
        7,953  Millicom International Cellular S.A.*                                                  623
       12,934  NII Holdings, Inc.*                                                                    960
                                                                                          ---------------
                                                                                                    1,583
                                                                                          ---------------
               Total Telecommunication Services                                                     2,330
                                                                                          ---------------
               Total Common Stocks (cost: $108,527)                                               124,805
                                                                                          ---------------



    PRINCIPAL                                                                                      MARKET
       AMOUNT                                                                                       VALUE
        (000)  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------


               MONEY MARKET INSTRUMENTS (0.8%)

               U.S. TREASURY BILLS (0.3%)
        $360   4.95%, 8/09/2007(c)                                                                    354
                                                                                          ---------------

               REPURCHASE AGREEMENTS (0.5%)(A)
         633   State Street Bank & Trust Co., 3.85%, acquired on 3/30/2007 and due
                     4/02/2007 at $633 (collateralized by $670 of U.S. Treasury Bills,
                     5.07%(b), due 9/27/2007; market value $654)                                      633
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $986)                                                                           987
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $109,513)                                       $         125,792
                                                                                          ===============




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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Futures contracts are valued at the last quoted sales price.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2007 (UNAUDITED)


B. As of March 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2007, were $30,664,000 and $14,385,000, respectively, resulting in net unrealized appreciation of $16,279,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $125,865,000 at March 31, 2007, and, in total, may not equal 100%. Investments in foreign securities were 5.7% of net assets at March 31, 2007. A category percentage of 0.0% represents less than 0.1% of net assets.

D. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

E. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.




SPECIFIC NOTES

(a) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Security with a value of $354,000 is segregated as collateral for initial margin requirements on open futures contracts.

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                     (continued)


USAA NASDAQ-100 INDEX FUND
MARCH 31, 2007 (UNAUDITED)


(d) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2007, as shown in the following table:

                                                                MARKET     UNREALIZED
        TYPE OF FUTURE     EXPIRATION    CONTRACTS  POSITION    VALUE     APPRECIATION
        ------------------------------------------------------------------------------
        Nasdaq-100 Mini
        Index Futures     June 15, 2007     29        Long    $1,039,000     $9,000


*      Non-income-producing security for the 12 months preceding March 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 24, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MAY 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MAY 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.